Minimum Future Rent Payments Under Lease Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 623
2014	265
2015
Total minimum lease payment	$ 888